Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Ordinary Shares	Share Premium and Capital reserve	Accumulated Deficit	Total
Balance at Dec. 31, 2019		$ 2,495	$ (1,577)	$ 918
Share based compensation		2,061		2,061
Net loss and comprehensive loss			(2,828)	(2,828)
Issuance of ordinary shares and warrants, net		508		508
Balance at Dec. 31, 2020		5,064	(4,405)	659
Issuance of SAFE instruments		800		800
Exercise of warrants		1,311		1,311
Issuance of ordinary shares, net upon IPO		5,561		5,561
Share based compensation		4,716		4,716
Net loss and comprehensive loss			(4,041)	(4,041)
Balance at Dec. 31, 2021		17,452	(8,446)	9,006
Exercise of warrants		4,314		4,314
Share based compensation		4,735		4,735
Cancelation of options		(96)		(96)
Net loss and comprehensive loss			(12,340)	(12,340)
Balance at Dec. 31, 2022		$ 26,405	$ (20,786)	$ 5,619